J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Opportunities Fund

(Class A, Class B, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated December 22, 2014

to the Prospectus dated February 28, 2014, as supplemented

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables on page 22 in the JPMorgan International Opportunities Fund’s Class A, Class B, Class C and Select Class Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.59	0.68	0.49	0.43
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.34	0.43	0.24	0.18
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.45	2.04	1.85	1.04
Fee Waivers and Expense Reimbursements[2]	(0.13)	(0.11)	None	None
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.32	1.93	1.85	1.04

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.31%, 1.92%, 1.92% and 1.06%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/15, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	652	947	1,264	2,159
CLASS B SHARES ($)	696	929	1,288	2,209
CLASS C SHARES ($)	288	582	1,001	2,169
SELECT CLASS SHARES ($)	106	331	574	1,271

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	652	947	1,264	2,159
CLASS B SHARES ($)	196	629	1,088	2,209
CLASS C SHARES ($)	188	582	1,001	2,169
SELECT CLASS SHARES ($)	106	331	574	1,271

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Intermediate Tax Free Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated December 22, 2014

to the Prospectus dated July 1, 2014, as supplemented

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables on pages 21-22 in the JPMorgan Intermediate Tax Free Bond Fund’s Class A, Class B, Class C and Select Class Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.38	0.41	0.38	0.37
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.13	0.16	0.13	0.12
Total Annual Fund Operating Expenses	0.93	1.46	1.43	0.67
Fee Waivers and Expense Reimbursements[2]	(0.18)	(0.03)	None	(0.08)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.75	1.43	1.43	0.59

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.43%, 1.43% and 0.59%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/15, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	643	853	1,459
CLASS B SHARES ($)	646	759	995	1,600
CLASS C SHARES ($)	246	452	782	1,713
SELECT CLASS SHARES ($)	60	206	365	827

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	643	853	1,459
CLASS B SHARES ($)	146	459	795	1,600
CLASS C SHARES ($)	146	452	782	1,713
SELECT CLASS SHARES ($)	60	206	365	827

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan New York Tax Free Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated December 22, 2014

to the Prospectus dated July 1, 2014, as supplemented

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables on pages 26-27 in the JPMorgan New York Tax Free Bond Fund’s Class A, Class B, Class C and Select Class Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.40	0.45	0.41	0.40
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.15	0.20	0.16	0.15
Total Annual Fund Operating Expenses	0.95	1.50	1.46	0.70
Fee Waivers and Expense Reimbursements[2]	(0.20)	None	None	(0.05)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.75	1.50	1.46	0.65

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.50%, 1.50% and 0.65%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/15, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	647	862	1,480
CLASS B SHARES ($)	653	774	1,018	1,642
CLASS C SHARES ($)	249	462	797	1,746
SELECT CLASS SHARES ($)	66	219	385	866

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	647	862	1,480
CLASS B SHARES ($)	153	474	818	1,642
CLASS C SHARES ($)	149	462	797	1,746
SELECT CLASS SHARES ($)	66	219	385	866

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Equity Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated December 22, 2014

to the Prospectus dated February 28, 2014, as supplemented

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables on page 1 in the JPMorgan Tax Aware Equity Fund’s Class A, Class C and Select Class Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.38	0.40	0.37
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.15	0.12
Total Annual Fund Operating Expenses	0.98	1.50	0.72

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	620	821	1,038	1,663
CLASS C SHARES ($)	253	474	818	1,791
SELECT CLASS SHARES ($)	74	230	401	894

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	620	821	1,038	1,663
CLASS C SHARES ($)	153	474	818	1,791
SELECT CLASS SHARES ($)	74	230	401	894

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE